SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of significant segment expenses
	Solar	Clinical Development	Total
Revenues	(17)	-	(17)
Cost of sales (exclusive of amortization of intangible asset)	70	-	70
Payroll and related Expenses	$511	$858	$1,369
Consulting expenses (*)	544	1,439	1,983
Clinical Trial Expenses	-	163	163
Other segment items (**)	795	759	1,554

Segments Operating Loss	$1,903	$3,219	$5,122

Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:
Financial income, net			$(108)
Loss before income tax			$5,014

Other segment disclosures:
Depreciation expenses	2	13	15
Amortization of intangible assets	759	-	759
Stock based compensation	8	439	447

(*) Consulting expenses items include accounting, legal, and other consulting expenses.

(**) Other Segment items included in operating loss include Amortization of intangible asset, Share-based compensation expenses, rent and office maintenance expenses, D&O insurance expenses, depreciation expenses and other expenses.